Share-based Compensation - Assumptions Used for Calculating Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.42	$ 0.42	$ 0.42
Risk free rate of interest	0.00%	0.00%	0.00%
Risk free rate of interest, minimum		2.59%	2.77%
Risk free rate of interest, maximum		2.95%	3.63%
Dividend yield	0.00%	0.00%	0.00%
Life of option (years)		10 years	10 years
Volatility	0.00%	0.00%	0.00%
Volatility, minimum		46.00%	50.00%
Volatility, maximum		49.00%	52.00%
Exercise multiple (years)		2 years 2 months 12 days	2 years 2 months 12 days